Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	6,000,000	6,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	1,600,000,000	1,600,000,000
Common stock, shares issued	560,641,640	560,641,640
Treasury shares, shares	15,133,774	21,543,833